Registration Nos. 333-190593
                                    811-22878

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 08	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

(Check appropriate box or boxes)

Rx Funds Trust

(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT FUND SERVICES

RISKX INVESTMENTS, LLC

1345 AVENUE OF THE AMERICAS, 2nd FLOOR, NEW YORK, NY 10105

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on December 31, 2015 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 08 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 04 to its Registration Statement until December 31, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 04 under the Securities Act of 1933 filed on July 23, 2015 (accession number 0001581466-15-000099) are incorporated by reference herein.

This Post-Effective Amendment No. 08 relates solely to the Rx Dynamic Growth Fund, the Rx Dynamic Total Return Fund and the Rx Non Traditional Fund, each a series of Rx Funds Trust (the “Trust”). Three other series of the Trust that were filed with Post-Effective Amendment No. 04, the Rx Traditional Equity Fund, the Rx Tactical Rotation Fund and the Rx Fundamental Growth Fund, were requested to be withdrawn from registration on August 6, 2015.

This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 1st day of December, 2015.

RX FUNDS TRUST

(Registrant)

By: /s/ Eric M. Rubin

Eric M. Rubin, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric M. Rubin	President and Chief Executive Officer	December 1, 2015
Eric M. Rubin

/s/ Susan L. Silva	Treasurer, Principal Accounting Officer, and Secretary	December 1, 2015
Susan L. Silva

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	December 1, 2015
Jeffrey Haas

/s/ George Mileusnic*	Trustee	December 1, 2015
George Mileusnic

/s/ John J. Pileggi*	Trustee	December 1, 2015
John J. Pileggi

*By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed with Post-Effective Amendment No. 02 on February 27, 2015.